Employee Benefit Plan, Statement of Net Asset Available for Benefit (Statement) - EBP 001 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Statement of Net Asset Available for Benefit [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 326,894,931	$ 270,142,366
EBP, Note Receivable from Participant		9,104,177
EBP, Employer Contribution, Receivable	595,401	524,045
EBP, Receivable	10,507,084	9,628,222
EBP, Net Asset Available for Benefit	$ 337,402,015	$ 279,770,588